Taxes (Details 1) R$ in Thousands	Dec. 31, 2022 BRL (R$)
IfrsStatementLineItems [Line Items]
Assets	R$ 2,680,944
Liabilities	(2,554,327)
Later than two years and not later than three years [member]
IfrsStatementLineItems [Line Items]
Assets	360,933
Liabilities	(232,236)
Later than three years and not later than four years [member]
IfrsStatementLineItems [Line Items]
Assets	417,270
Liabilities	(282,299)
Later than four years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Assets	486,215
Liabilities	(228,450)
Noncurrent liabilities, effects of applying new IFRS
IfrsStatementLineItems [Line Items]
Assets	128,402
Liabilities	(227,274)
Later Than Six Years And Not Later Than Eight Years [Member]
IfrsStatementLineItems [Line Items]
Assets	102,221
Liabilities	(178,671)
Later Than Seven Years And Not Later Than Nine Years [Member]
IfrsStatementLineItems [Line Items]
Assets	234,464
Liabilities	(454,087)
Later Than Ten Years And Not Later Than Eleven Years [Member]
IfrsStatementLineItems [Line Items]
Assets	951,439
Liabilities	R$ (951,310)